Property, Plant And Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 16,097	$ 14,676	$ 12,180
Impairment losses	$ 567	$ 2,908	$ 1,239